COMMITMENTS AND CONTINGENCIES (Detail Textuals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Purchase Commitment, Excluding Long-Term Commitment [Line Items]
Total milestone completion payment	$ 5,600
Total payment for actual number of evaluable subjects	8,600
Deferred Costs, Noncurrent	1,962
Prepaid clinical trial expenses and deferred clinical trial costs	1,962	$ 1,728
Clinical trial expense	3,271
Recognized clinical trial expenses	$ 2,042